Shareholder Report, Holdings (Details) - C000226472	Jun. 30, 2024
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	8.70%